Intangible assets (Tables)	12 Months Ended
Dec. 31, 2022
Intangible Assets [Abstract]
Disclosure of detailed information about intangible assets

							$ million
				2022			2021
	Exploration and appraisal expenditure[a]	Biogas rights agreements	Other intangibles	Total	Exploration and appraisal expenditure[a]	Other intangibles	Total
Cost
At 1 January	14,311	—	6,152	20,463	14,417	5,622	20,039
Exchange adjustments	—	—	(216)	(216)	—	(137)	(137)
Acquisitions[b]	—	3,398	194	3,592	—	47	47
Additions	894	—	831	1,725	409	628	1,037
Transfers to property, plant and equipment	(357)	—	—	(357)	(38)	—	(38)
Reclassified as assets held for sale	(9)	—	(7)	(16)	—	—	—
Deletions and disposals	(2,268)	—	(137)	(2,405)	(477)	(8)	(485)
At 31 December	12,571	3,398	6,817	22,786	14,311	6,152	20,463
Amortization
At 1 January	10,022	—	3,990	14,012	10,304	3,642	13,946
Exchange adjustments	—	—	(128)	(128)	—	(86)	(86)
Exploration expenditure written off	385	—	—	385	167	—	167
Charge for the year	—	—	491	491	—	427	427
Impairment losses	2	—	21	23	1	15	16
Impairment reversals	—	—	(3)	(3)	—	—	—
Reclassified as assets held for sale	(9)	—	(7)	(16)	—	—	—
Deletions and disposals	(2,042)	—	(136)	(2,178)	(450)	(8)	(458)
At 31 December	8,358	—	4,228	12,586	10,022	3,990	14,012
Net book amount at 31 December	4,213	3,398	2,589	10,200	4,289	2,162	6,451
Net book amount at 1 January	4,289	—	2,162	6,451	4,113	1,980	6,093
[a]For further information see Intangible assets within Note 1 and Note 8.
[b]    2022 acquisitions primarily relates to the acquisition of Archaea Energy Inc. See Note 3.